Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 28,760		$ 27,805	$ 26,989
Right-of-use assets	3,982		3,985	3,931
Investment properties	44		42	22
Intangible assets	6,643		6,569	5,424
Incremental costs of obtaining contracts	841	$ 27	815	772
Total depreciation and amortization expenses	40,270		39,216	37,138
Depreciation expenses	32,786	$ 1,067	31,832	30,942
Amortization expenses	7,484		7,384	6,196
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	30,735		30,021	29,056
Amortization expenses	7,286		7,172	5,971
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	2,051		1,811	1,886
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	77		93	100
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	71		75	82
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 50		$ 44	$ 43